Schedule of claims with probable chance of loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	R$ 22,647,058	R$ 15,445,656
Tax claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	17,224,429	12,156,030
Civil claims one member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	2,614,344	796,712
Civil claims two member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	737,083	708,120
Labor claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	763,555	663,448
Environmental claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	571,057	507,973
Social security claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	398,783	326,730
Other lawsuits member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	R$ 337,807	R$ 286,643